SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Warrant Shares (Details) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2020
Warrants Shares [Abstract]
Amazon warrants, vest period		7 years 6 months
Bottom of Range [Member]
Warrants Shares [Abstract]
Fair value of amazon warrants (in dollars per share)	$ 14.0
Top of Range [Member]
Warrants Shares [Abstract]
Fair value of amazon warrants (in dollars per share)	$ 15.0